Short-term loans (Tables)	12 Months Ended
Dec. 31, 2020
Short-term loans [abstract]
Short-term loans

	As at 31 December 2020			As at 31 December 2019
	Original	RMB	Annual	Original	RMB	Annual
	currency	equivalent	interest rate	currency	equivalent	interest rate
	'000			'000
Secured
RMB
- Fixed rate	1,614,700	1,614,700	2.85%-4.77%	667,979	667,979	0.00%-4.20%
- Variable rate	49,455	49,455	3.15%-3.96%	—	—	—

Unsecured
RMB
- Fixed rate	13,093,783	13,093,783	2.15%-4.75%	13,935,660	13,935,660	3.15%-4.35%
- Variable rate	51,441,800	51,441,800	2.30%-4.37%	50,948,412	50,948,412	3.60%-4.79%
US$
- Fixed rate	17,076	111,422	4.90%	200,000	1,394,304	3.32%
PKR
- Variable rate	—	—	—	3,857,000	173,013	14.58%

Total		66,311,160			67,119,368